November 30, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:	Wasatch Funds, Inc. (the “Registrant”)
File Nos. 33-010451, 811-04920

Ladies and Gentlemen:

As administrator on behalf of the Registrant, pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (“1933 Act”), we are transmitting for filing via EDGAR, on behalf of the Registrant, Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). Pursuant to Rule 485(a)(1), it is anticipated that this filing will be effective on January 31, 2008.

A subsequent amendment pursuant to Rule 485(b) under the 1933 Act will be filed for the purposes of bringing the financial statements and other information up to date under Section 10(a)(3) of the 1933 Act, filing certain exhibits not filed with the Amendment and making other non-material changes.

If you should have any questions relating to the filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
Francine S. Hayes Counsel Enclosures

cc:	R. Biles